Intangible Assets - Goodwill Impairment (Details) - Goodwill - Discounted cash flow	12 Months Ended
Dec. 31, 2017
Intangible assets
Earnings projections period for goodwill impairment testing	10 years
Current loan expansion multiplier	1.9
Assumed market share percentage at year six and onwards	18.20%
Long-run cash flows growth rate in baseline scenario	3.50%
Cost of equity (real terms) percentage set as baseline scenario for discount rates	6.00%
Cost of equity (nominal terms) percentage set as baseline scenario for discount rates	9.00%
Discount rate (real terms) percentage computed by using CAPM	9.00%
Bank sensitivity analysed discounts rates one	8.00%
Bank sensitivity analysed discounts rates two	10.00%